Stockholders' equity - Changes in Common Stock and Treasury Stock (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance (in shares)	74.0	73.3	72.5
Stock-based compensation (in shares)	1.6	0.7	0.8
Ending Balance (in shares)	75.6	74.0	73.3
Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance (in shares)	5.6	5.5	5.3
Stock-based compensation (in shares)	0.4	0.1	0.2
Ending Balance (in shares)	6.0	5.6	5.5